CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		213 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
EXPENSES
Exploration (Note 7)	$ 1,904,636	$ 2,402,084	$ 3,508,426	$ 6,018,071	$ 96,498,103
General and administration	1,190,851	1,068,765	3,964,347	3,138,367	57,311,596
Consultancy and advisory fees	324,175	0	1,311,101	0	1,311,101
Depreciation	26,704	39,172	55,540	80,327	1,482,607
Foreign exchange loss (gain)	(892,725)	79,550	(1,010,409)	104,888	(928,684)
Impairment of mineral property interests	437,732	0	437,732	0	1,455,483
Gain on sale of mineral property interests	0	0	0	(104,914)	(1,679,437)
Loss from operations	(2,991,373)	(3,589,571)	(8,266,737)	(9,236,739)	(155,450,769)
Gain on sale of investments	0	0	0	0	3,326,275
Interest income	100,948	50,710	164,514	138,828	5,667,782
Interest expense (Note 5)	(64,553)	(55,344)	(128,809)	(107,520)	(583,127)
Gain (loss) from equity investee (Note 5)	19,683	(189,507)	(93,246)	(492,113)	(5,024,031)
Fair value adjustment of asset backed commercial paper	147,564	0	147,564	0	(2,184,967)
Loss from operations before income taxes	(2,787,731)	(3,783,712)	(8,176,714)	(9,697,544)	(154,248,837)
Current income tax recovery (expense)	0	0	0	0	(152,190)
Deferred income tax recovery	512,114	539,007	809,253	1,378,007	6,006,779
Net loss	(2,275,617)	(3,244,705)	(7,367,461)	(8,319,537)	(148,394,248)
Comprehensive income (loss):
Net loss	(2,275,617)	(3,244,705)	(7,367,461)	(8,319,537)	(148,394,248)
Foreign currency translation adjustment (Note 13)	(1,740,015)	(1,107,276)	(2,323,213)	38,195	929,806
Comprehensive loss	$ (4,015,632)	$ (4,351,981)	$ (9,690,674)	$ (8,281,342)	$ (147,464,442)
Basic and diluted net loss per share	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.06)
Weighted average number of common shares outstanding	146,734,385	128,520,100	140,913,549	128,421,851